Share-Based Compensation - Stock Appreciation Rights - (Details) $ / shares in Units, shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 CAD ($) EquityInstruments $ / shares shares
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Stock Appreciation Rights (SARs)
Number Of Outstanding Share Options [Abstract]
Outstanding, beginning of year | EquityInstruments	387	485
Granted | EquityInstruments	108	107
Exercised | EquityInstruments	(126)	(176)
Forfeited/expired | shares	(6)	(29)
Outstanding, end of year | EquityInstruments	363	387
Exercisable, end of year | EquityInstruments	170	162
Weighted average exercise price of share options ($ per share)
Weighted average exercise price Outstanding, beginning of year | $	$ 36.38	$ 34.90
Weighted average exercise price, Granted | $	43.09	42.05
Weighted average exercise price, Exercised | $	$ 35.65	$ 35.59
Weighted average exercise price, Forfeited/expired | $ / shares	$ 38.36	$ 37.32
Weighted average exercise price, Outstanding, end of year | $	$ 38.60	$ 36.38
Weighted average exercise price, Exercisable, end of year | $	$ 36.57	$ 35.39